Leases - Additional Information (Details)		1 Months Ended				12 Months Ended
	Dec. 29, 2022 ft² $ / ft²	Apr. 30, 2023	Oct. 31, 2022 USD ($)	Nov. 30, 2021 USD ($) ft²	Apr. 30, 2019 ft²	Oct. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease liabilities						$ 0
Office Space
Lessee, Lease, Description [Line Items]
Rentable square feet | ft²					12,271
Operating lease commencement period					2019-04
Lease expiration date					Mar. 30, 2022
Operating lease, option to extend					false
Office and Lab Space
Lessee, Lease, Description [Line Items]
Rentable square feet | ft²				9,360
Operating lease commencement period				2021-11
Lease expiration date				Oct. 31, 2022
Operating lease initial term				12 months
Operating lease renewal term			6 months	12 months
Operating lease right of use assets				$ 0
Operating lease liabilities				$ 0
Lease expiration month and year		2023-09	2023-04
Operating lease, option to extend			true			true
Operating lease extended term			2023-09
Additional lease commitments to be paid			$ 200,000
New Laboratory and Office Space
Lessee, Lease, Description [Line Items]
Rentable square feet | ft²	10,620
Operating lease commencement period	2023-11
Operating lease initial term	10 years
Initial annual base rent | $ / ft²	36.5
Percentage of increase in annual base rent	2.00%